Finance costs (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total finance costs	kr (677,198)	kr (224,345)
Interest Expense On Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(14,289)	(119,229)
Interest Expense On Lease Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(49,068)	(43,730)
Interest Expense On Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(445,181)	(40,648)
Interest Expense On Liabilities Associated With Cash Advances [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(80,108)	(11,172)
Exchange Rate Losses [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(85,851)	(7,352)
Other Finance Costs [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	kr (2,701)	kr (2,214)